Assumptions to Estimate Fair Value of Stock Acquisition Rights on Date of Grant Used in Black-Scholes Option Pricing Model (Detail) (Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited)
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.08%	0.10%
Expected volatility	28.16%	29.30%
Expected remaining term (in years)	2 years 5 months 16 days	2 years 5 months 1 day
Expected dividend yield	3.11%	4.69%